VGOF-P14 09/24

SUPPLEMENT DATED SEPTEMBER 26, 2024

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF PUTNAM HIGH YIELD FUND AND

PUTNAM VT HIGH YIELD FUND

Effective September 30, 2024, the following changes are made to each Fund’s Summary Prospectus, Prospectus and SAI:

1)	The following is added to the section titled “Your fund’s management – Portfolio managers” in each Fund’s Summary Prospectus and Prospectus:

Bryant Dieffenbacher, CFA

Portfolio Manager, portfolio manager of the fund since 2024.

Glenn Voyles, CFA

Portfolio Manager, portfolio manager of the fund since 2024.

2)	The following is added to the section titled “Who oversees and manages the fund? – Portfolio managers” in each Fund’s Prospectus:

Portfolio managers	Joined fund	Employer	Positions over past five years
Bryant Dieffenbacher, CFA	2024	Franklin Advisers 2010-Present	Portfolio Manager
Glenn Voyles, CFA	2024	Franklin Advisers 1993-Present	Portfolio Manager
3)	The following is added to the table in the section titled “PORTFOLIO MANAGERS – Other accounts managed” in each Fund’s SAI:

Portfolio managers	Other SEC-registered open-end and closed-end funds		Other accounts that pool assets from more than one client		Other accounts (including separate accounts, managed account programs and single-sponsor defined contribution plan offerings)
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Bryant Dieffenbacher*	1	$2,758,700,000	1	$1,057,500,000	0	$0
Glenn Voyles*	4	$3,620,800,000	5	$1,625,400,000	3	$45,100,000

*Information is provided as of August 31, 2024.

4)	The following is added to the section titled “PORTFOLIO MANAGERS – Ownership of securities” in each Fund’s SAI:

Portfolio manager(s)	Dollar range of shares owned
Bryant Dieffenbacher*	None
Glenn Voyles*	None
*Information is provided as of August 31, 2024.

Shareholders should retain this Supplement for future reference.

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